Borrowings (Tables)	6 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Disclosure of detailed information about borrowings [text block]

	Consolidated
	December	June
	2022	2022
	$	$
Insurance premium funding	552,315	—